Basis of Presentation and Summary of Significant Accounting Policies (Detail Textuals) $ in Thousands		12 Months Ended
	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($) powerplant Mcf bbl	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 CAD ($)	Jan. 02, 2018 CAD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of voting power in subsidiaries		50.00%
Accumulated other comprehensive income on available-for-sale equity securities reclassified to deficit upon initial adoption IFRS 9						$ 524
Volume of natural gas as numerator of energy equivalent conversion rate | Mcf		6,000
Volume of crude oil as denominator of energy equivalent conversion rate | bbl		1
Interests in resource properties, carrying amount		$ 273,250
Exploration and evaluation assets, aggregate carrying amount		17,007
Aggregate value of property, plant and equipment		$ 58,325	$ 83,954		$ 99,443
Number of power plants | powerplant		1
Percentage of excess decline in quoted market		25.00%
Deferred income tax assets		$ 15,735	16,694	[1]
Reversal of impairment of hydrocarbon, resource properties and property, plant and equipment, net		$ (188,203)	$ (8,945)		$ (8,566)
Leases (IFRS 16)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Additions to right-of-use assets	$ 2,911
Addition to current lease payables	843
Addition to long term lease payables	$ 2,068

[1]	Restated